Employee Defined Contribution Plan and Defined Benefit Plan (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent							45.00%	28.00%
Defined Contribution Plan, Cost Recognized		1,947,237		2,142,348	1,297,244	1,394,630
Average Remaining Life Expectancy For Male			19 years	19 years
Average Remaining Life Expectancy For Females			22 years	22 years
Expected Long Term Rate Of Return			6.00%	6.00%
Defined Benefit Plan, Contributions by Employer	3,761,000	2,244,000	1,800,000	11,600,000
Contributions paid into the plan	$ 1,128,000	1,378,000	$ 900,000	5,800,000